HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale:

AS AT JUN. 30, 2022 (MILLIONS)	Real Estate	Infrastructure	Private Equity	Total
Assets
Cash and cash equivalents	$174	$30	$—	$204
Accounts receivable and other	102	80	2	184
Equity accounted investments	78	140	—	218
Investment properties	8,215	—	—	8,215
Property, plant and equipment	433	3	70	506
Other long-term assets	207	624	—	831
Deferred income tax assets	31	—	—	31
Assets classified as held for sale	$9,240	$877	$72	$10,189
Liabilities
Accounts payable and other	$355	$67	$41	$463
Non-recourse borrowings of managed entities	—	436	—	436
Deferred income tax liabilities	651	6	—	657
Liabilities associated with assets classified as held for sale	$1,006	$509	$41	$1,556